SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2024 and 2023:

	Ownership by
Year ended December 31, 2024 (number of shares)	Public	Province	Total
Common shares - beginning	316,664,419	282,412,648	599,077,067
Common shares issued - LTIP[1]	9,905	—	9,905
Common shares issued - share grants[2]	348,678	—	348,678
Common shares - ending	317,023,002	282,412,648	599,435,650
	52.9%	47.1%	100%
1 In 2024, Hydro One issued 9,905 common shares from treasury in accordance with provisions of the LTIP.
2 In 2024, Hydro One issued 348,678 common shares from treasury in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2023 (number of shares)	Public	Province	Total
Common shares - beginning	316,302,056	282,412,648	598,714,704
Common shares issued - LTIP[1]	74	—	74
Common shares issued - share grants[2]	362,289	—	362,289
Common shares - ending	316,664,419	282,412,648	599,077,067
	52.9%	47.1%	100%
1 In 2023, Hydro One issued 74 common shares from treasury in accordance with provisions of the LTIP.
2 In 2023, Hydro One issued 362,289 common shares from treasury in accordance with provisions of the PWU and the Society Share Grant Plans.